Summary of Significant Accounting Policies - Shipping and Handling (Details) - Shipping and Handling [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Shipping and handling fees paid by customers	$ 0	$ 1	$ 3	$ 3	$ 5	$ 6
Shipping costs for delivery of product to customers					$ 90	$ 71